SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.)           [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management
Address:     1320 Old Chain Bridge Road Suite 230
             McLean, VA 22101

Form 13F File Number:  28- ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Robert Bryan Jacoboski
Title:     President
Phone:     703-748-1176

Signature, Place, and Date of Signing:

    Robert Bryan Jacoboski              McLean, VA            February 6, 2003
    ----------------------            -------------          ------------------
        [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[X]        13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]       13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ]       13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       ZERO
                                         -----------------
Form 13F Information Table Entry Total:  31
                                         -----------------
Form 13F Information Table Value Total:  125,591
                                         -----------------
                                            (thousands)

List of Other Included Managers:          NONE
                                         ------------------



Column 1                   Column 2       Column 3 Column 4    Column 5      Column 6    Column 7       Column 8
--------                  ---------       -------- --------    --------     ----------   --------
                                                     Value   SHRS OR  SH/    Investmen    Other        Voting Authority
Name of Issuer          Title of Class    CUSIP   (x1000)  PRN AMT  PRN    Discretion    Managers      Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
ACUITY BRANDS              COM           00508Y102    4,272  315,500  SH     SOLE        N/A          315,500      0       0

ANTHEM INC                 COM           03674B104   13,807  219,500  SH     SOLE        N/A          219,500      0       0

BROOKSTONE INC             COM           114537103    1,401   97,600  SH     SOLE        N/A           97,600      0       0

CADIZ                      COM           127537108      214  388,200  SH     SOLE        N/A          388,200      0       0

CENDANT CORP               COM           151313103    5,772  550,800  SH     SOLE        N/A          550,800      0       0

CONSOLIDATED TOMOKA LD CO  COM           210226106      766   39,800  SH     SOLE        N/A           39,800      0       0

DURATEK INC                COM           26658Q102      332   39,770  SH     SOLE        N/A           39,770      0       0

FEDERAL NATL MTG ASSN      COM           313586109    8,942  139,000  SH     SOLE        N/A          139,000      0       0

FEDERAL HOME LN MTG CORP   COM           313400301    8,356  141,500  SH     SOLE        N/A          141,500      0       0

JOS A BANK CLOTHIERS INC   COM           480838101    1,000   46,900  SH     SOLE        N/A           46,900      0       0

M D C HLDGS INC            COM           552676108    4,853  126,830  SH     SOLE        N/A          126,830      0       0

MIDAS GROUP INC            COM           595626102    1,510  234,800  SH     SOLE        N/A          234,800      0       0

NVR INC                    COM           62944T105      653    2,000  SH     SOLE        N/A            2,000      0       0

NORTHWEST AIRLS CORP       CL A          667280101    4,114  560,500  SH     SOLE        N/A          560,500      0       0

NOVEL DENIM HOLDINGS       ORD           G6674P109    1,343  428,600  SH     SOLE        N/A          428,600      0       0

PFIZER INC                 COM           717081103    5,472  179,000  SH     SOLE        N/A          179,000      0       0

PHILIP MORRIS COS INC      COM           718154107    5,938  146,500  SH     SOLE        N/A          146,500      0       0

PILGRIMS PRIDE CORP        CL A          721467207      166   28,100  SH     SOLE        N/A           28,100      0       0

RADIAN GROUP               COM           750236101    5,108  137,500  SH     SOLE        N/A          137,500      0       0

SAFEWAY INC                COM NEW       786514208    8,073  345,600  SH     SOLE        N/A          345,600      0       0

SAUCONY INC                CL B          804120202    1,366  146,600  SH     SOLE        N/A          146,600      0       0

SEARS ROEBUCK & CO         COM           812387108    7,623  318,300  SH     SOLE        N/A          318,300      0       0

SLM CORP                   COM           78442P106      519    5,000  SH     SOLE        N/A            5,000      0       0

STUDENT LN CORP            COM           863902102      978   10,000  SH     SOLE        N/A           10,000      0       0

STANDARD COML CORP         COM           853258101      679   37,500  SH     SOLE        N/A           37,500      0       0

TRIARC COS INC             CL A          895927101    9,478  361,200  SH     SOLE        N/A          361,200      0       0

TRIUMPH GROUP INC NEW      COM           896818101    4,928  154,300  SH     SOLE        N/A          154,300      0       0

UNIVERSAL CORP VA          COM           913456109    4,298  116,300  SH     SOLE        N/A          116,300      0       0

VALUE LINE INC             COM           920437100      261    6,000  SH     SOLE        N/A            6,000      0       0

WASHINGTON GROUP           COM           938862208    2,802  175,700  SH     SOLE        N/A          175,700      0       0

WELLPOINT HEALTH           COM           94973H108   10,567  148,500  SH     SOLE        N/A          148,500      0       0
NETWORK NEW
                                ---------------------------
                                TOTAL MARKET VALUE  125,591
                                ---------------------------